Profit from operations (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Profit from Operations

	Note	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Profit from operations is derived at after charging the following:
Amortization of intangible assets	11	77,564	51,191	27,399
Depreciation of property, plant and equipment	13	3,154	2,206	1,358
Amortization of right-of-use of asset	18	2,841	2,010	1,703
Foreign exchange losses		27,142	13,913	13,136

Summary of Direct and Marketing Expenses
Direct and marketing expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Direct and marketing expenses
Gaming tax, license costs and other tax	48,800	33,969	44,087
Processing & Fraud Costs	173,619	99,322	51,709
Royalties	202,856	164,636	70,900
Staff costs and related expenses	79,885	47,158	43,007
Other operational costs	36,126	19,142	20,566
Costs relating to currency movements and financing expenses	4,924	1,596	6,365
Marketing Expenses	350,284	246,866	194,350

	896,494	612,689	430,984

Summary of General and Administration Expenses
General and Administration expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s

General and administration expenses
Outsource fees	88,859	86,506	52,491
Technology and infrastructure costs	20,198	9,172	5,785
Other administrative costs	40,802	18,860	11,691

	149,859	114,538	69,967

Summary of Depreciation and Amortization Expense	The depreciation and amortization expense attributable to each of these is as follows:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
Amount included in General and Administration expenses	5,996	4,216	3,061
Amount included in Direct and Marketing Expenses	77,564	51,191	27,399

	83,560	55,407	30,460